Columbia Variable Portfolio – Emerging Markets Bond Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 8.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.5%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	2,800,000	1,933,966
China 0.1%
Country Garden Holdings Co., Ltd.(a),(b)
07/12/2026	0.000%	4,800,000	458,738
India 0.5%
Adani Ports & Special Economic Zone Ltd.(a)
08/02/2041	5.000%	2,600,000	2,030,464
Ivory Coast 0.3%
Ivory Coast Government International Bond(a),(c)
04/01/2036	8.075%	1,157,000	1,108,901
Russian Federation 0.4%
Phosagro OAO Via Phosagro Bond Funding DAC(a),(d)
09/16/2028	2.600%	2,128,000	1,414,798
Saudi Arabia 1.7%
Greensaif Pipelines Bidco Sarl(a)
02/23/2036	5.853%	3,371,000	3,411,017
02/23/2038	6.129%	1,500,000	1,535,260
08/23/2042	6.103%	1,455,000	1,457,064
Total			6,403,341
South Africa 0.7%
Sasol Financing USA LLC
03/18/2031	5.500%	3,324,000	2,787,876
South Korea 0.9%
LG Chem Ltd.(a)
07/07/2026	1.375%	1,536,000	1,472,378
SK Hynix Inc(a)
01/17/2026	6.250%	2,000,000	2,023,679
Total			3,496,057
Tanzania 0.6%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	735,000	676,863
HTA Group Ltd.(a)
06/04/2029	7.500%	1,759,000	1,785,124
Total			2,461,987
Turkey 0.8%
Sisecam UK PLC(a)
05/02/2032	8.625%	3,154,000	3,160,255
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 1.4%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	2,600,000	2,191,143
09/30/2040	2.940%	3,871,582	3,157,177
Total			5,348,320
Zambia 0.4%
Zambia Government International Bond(a),(e)
12/31/2053	0.500%	2,480,214	1,506,934
Total Corporate Bonds & Notes (Cost $34,954,131)			32,111,637

Foreign Government Obligations(f),(g) 81.8%

Angola 0.5%
Angolan Government International Bond(a)
05/08/2048	9.375%	2,536,000	2,004,459
Argentina 3.3%
Argentine Republic Government International Bond(h)
07/09/2035	4.125%	19,935,555	12,457,421
07/09/2046	4.125%	703,636	434,503
Total			12,891,924
Azerbaijan 0.3%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	1,340,000	1,172,609
Bahrain 1.6%
Bahrain Government International Bond(a)
05/18/2034	5.625%	2,635,000	2,439,706
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	3,867,000	3,583,259
Total			6,022,965
Brazil 1.3%
Brazilian Government International Bond
01/22/2032	6.125%	1,770,000	1,779,252
01/27/2045	5.000%	1,900,000	1,443,929
02/21/2047	5.625%	1,219,000	1,000,320
05/13/2054	7.125%	931,000	892,099
Total			5,115,600
Chile 3.0%
Chile Government International Bond
01/25/2050	3.500%	3,522,000	2,487,406
Corp Nacional del Cobre de Chile(a)
02/05/2049	4.375%	1,005,000	763,989

Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2025 (Unaudited)
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%		5,354,000	5,410,052
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		1,991,000	2,065,569
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%		881,000	898,378
Total				11,625,394
Colombia 5.6%
Colombia Government International Bond
01/30/2030	3.000%		9,800,000	8,341,536
04/15/2031	3.125%		2,863,000	2,322,242
04/22/2032	3.250%		2,800,000	2,180,941
11/14/2035	8.000%		611,000	616,790
11/07/2036	7.750%		1,757,000	1,717,264
09/18/2037	7.375%		5,677,000	5,421,638
02/26/2044	5.625%		1,721,000	1,287,685
Total				21,888,096
Costa Rica 0.2%
Costa Rica Government International Bond(a)
11/13/2054	7.300%		754,000	779,641
Dominican Republic 2.7%
Dominican Republic International Bond(a)
01/25/2027	5.950%		4,035,000	4,050,113
01/30/2030	4.500%		3,659,000	3,420,578
09/23/2032	4.875%		1,487,000	1,352,348
01/27/2045	6.850%		271,000	266,879
06/05/2049	6.400%		1,550,000	1,446,558
Total				10,536,476
Ecuador 0.8%
Ecuador Government International Bond(a),(h)
07/31/2030	6.900%		2,200,000	1,304,104
07/31/2035	5.500%		1,100,000	540,691
07/31/2040	5.000%		2,485,221	1,107,005
Total				2,951,800
Egypt 2.2%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	2,208,000	2,022,248
05/29/2032	7.625%		2,218,000	1,911,873
09/30/2033	7.300%		4,162,000	3,430,222
02/21/2048	7.903%		1,491,000	1,062,339
Total				8,426,682
Ethiopia 0.5%
Ethiopia International Bond(a),(b)
12/11/2024	0.000%		1,539,000	1,319,477
12/11/2024	0.000%		610,000	522,990
Total				1,842,467
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ghana 0.9%
Ghana Government International Bond(a),(h)
07/03/2035	5.000%		5,135,567	3,661,403
Guatemala 0.5%
Guatemala Government Bond(a)
08/06/2031	6.050%		879,000	877,411
10/07/2033	3.700%		909,000	758,475
06/01/2050	6.125%		489,000	439,207
Total				2,075,093
Hungary 1.5%
Hungary Government International Bond(a)
09/22/2031	2.125%		5,637,000	4,575,969
09/21/2051	3.125%		1,930,000	1,151,486
Total				5,727,455
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,669,000	2,474,770
Indonesia 2.1%
Indonesia Government International Bond
09/18/2029	3.400%		1,900,000	1,793,015
10/30/2049	3.700%		2,255,000	1,651,716
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,455,000	1,446,976
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		3,987,000	3,194,779
Total				8,086,486
Ivory Coast 1.1%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	4,067,000	4,117,413
Jordan 0.3%
Jordan Government International Bond(a)
10/10/2047	7.375%		1,361,000	1,187,780
Kazakhstan 1.8%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		1,997,000	1,973,413
04/19/2047	5.750%		5,924,000	5,167,284
Total				7,140,697
Malaysia 1.0%
Petronas Capital Ltd.(a),(c)
04/03/2055	5.848%		3,920,000	3,965,918
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2025 (Unaudited)
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 7.1%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		4,200,000	3,469,242
Mexican Bonos
05/31/2029	8.500%	MXN	15,000,000	724,587
Mexico Government International Bond
04/16/2030	3.250%		6,950,000	6,281,176
01/15/2047	4.350%		2,300,000	1,645,674
02/10/2048	4.600%		2,800,000	2,060,331
05/07/2054	6.400%		4,493,000	4,114,586
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	219,044
01/28/2031	5.950%		5,982,000	5,085,069
01/23/2045	6.375%		1,657,000	1,118,069
02/12/2048	6.350%		4,191,000	2,792,924
Total				27,510,702
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%		488,000	506,054
Morocco 0.6%
OCP SA(a)
06/23/2051	5.125%		3,071,000	2,351,909
Nigeria 2.1%
Nigeria Government International Bond(a)
09/28/2028	6.125%		1,600,000	1,458,216
09/28/2033	7.375%		3,792,000	3,192,570
12/09/2034	10.375%		1,024,000	1,028,540
11/28/2047	7.625%		3,100,000	2,324,212
Total				8,003,538
Oman 1.6%
Oman Government International Bond(a)
10/28/2027	6.750%		1,846,000	1,911,333
01/17/2048	6.750%		4,233,000	4,378,283
Total				6,289,616
Pakistan 0.8%
Pakistan Government International Bond(a)
09/30/2025	8.250%		546,000	543,343
12/05/2027	6.875%		1,400,000	1,272,596
04/08/2031	7.375%		1,395,000	1,182,554
Total				2,998,493
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama 2.8%
Panama Government International Bond
03/01/2031	7.500%	1,494,000	1,548,950
09/29/2032	2.252%	2,800,000	2,036,852
01/19/2033	3.298%	2,978,000	2,325,159
02/14/2035	6.400%	1,428,000	1,342,795
01/31/2036	6.875%	1,927,000	1,856,833
01/19/2063	4.500%	2,790,000	1,692,220
Total			10,802,809
Paraguay 2.0%
Paraguay Government International Bond(a)
06/28/2033	3.849%	2,000,000	1,765,341
08/11/2044	6.100%	5,068,000	4,805,304
03/30/2050	5.400%	1,574,000	1,352,546
Total			7,923,191
Peru 2.5%
Peruvian Government International Bond
01/15/2034	3.000%	3,634,000	3,006,944
11/18/2050	5.625%	5,677,000	5,404,097
Petroleos del Peru SA(a)
06/19/2047	5.625%	1,900,000	1,193,197
Total			9,604,238
Philippines 1.0%
Philippine Government International Bond
07/06/2046	3.200%	5,234,000	3,663,427
Poland 1.8%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,700,000	1,673,248
09/18/2034	5.125%	3,384,000	3,355,702
03/18/2054	5.500%	1,919,000	1,804,038
Total			6,832,988
Qatar 3.3%
Qatar Government International Bond(a)
04/23/2028	4.500%	200,000	200,959
03/14/2029	4.000%	10,910,000	10,755,307
04/23/2048	5.103%	2,000,000	1,918,949
Total			12,875,215
Romania 5.3%
Romanian Government International Bond(a)
02/27/2027	3.000%	9,762,000	9,369,930
02/14/2031	3.000%	7,694,000	6,423,602
03/27/2032	3.625%	3,786,000	3,167,038
02/10/2037	7.500%	1,636,000	1,666,334
Total			20,626,904

Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2025 (Unaudited)
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Federation 0.4%
Gazprom PJSC via Gaz Finance PLC(a),(d)
02/25/2030	3.250%	2,254,000	1,378,997
Saudi Arabia 4.2%
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,000,000	926,202
Saudi Government International Bond(a)
10/22/2030	3.250%	1,900,000	1,756,697
07/18/2033	4.875%	1,830,000	1,810,308
01/13/2035	5.625%	1,964,000	2,023,356
01/21/2055	3.750%	8,460,000	5,779,737
01/21/2055	3.750%	1,700,000	1,161,413
02/02/2061	3.450%	4,500,000	2,799,867
Total			16,257,580
South Africa 1.3%
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,034,000	760,991
04/20/2052	7.300%	2,050,000	1,813,832
Republic of South Africa Government International Bond(a)
11/19/2054	7.950%	2,493,000	2,343,964
Total			4,918,787
Sri Lanka 0.7%
Sri Lanka Government International Bond(a)
04/15/2028	4.000%	534,634	501,538
Sri Lanka Government International Bond(a),(h)
01/15/2030	3.100%	429,898	378,586
03/15/2033	3.350%	843,238	660,071
06/15/2035	3.600%	569,380	384,689
05/15/2036	3.600%	395,163	307,032
02/15/2038	3.600%	790,658	619,548
Total			2,851,464
Turkey 6.1%
Turkey Government International Bond
04/14/2026	4.250%	3,300,000	3,250,792
02/17/2028	5.125%	8,000,000	7,743,298
03/14/2029	9.375%	1,600,000	1,742,989
04/26/2029	7.625%	1,885,000	1,937,833
05/11/2047	5.750%	500,000	374,752
Turkiye Government International Bond
03/13/2030	5.250%	4,749,000	4,414,419
05/15/2034	7.625%	4,335,000	4,369,442
Total			23,833,525
Ukraine 1.4%
Ukraine Government International Bond(a),(i)
02/01/2030	0.000%	262,298	133,983
02/01/2034	0.000%	980,171	382,369
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine Government International Bond(a),(h)
02/01/2034	1.750%	1,575,787	832,164
02/01/2035	1.750%	4,480,482	2,317,769
02/01/2036	1.750%	1,735,886	885,387
Ukraine Government International Bond(a),(b)
08/01/2041	7.750%	960,000	696,465
Total			5,248,137
United Arab Emirates 4.1%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	1,600,000	1,480,520
04/16/2050	3.875%	490,000	383,505
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	2,500,000	2,186,643
DP World Crescent Ltd.(a)
09/26/2028	4.848%	2,000,000	2,001,055
DP World Ltd.(a)
09/25/2048	5.625%	1,291,000	1,236,236
DP World PLC(a)
07/02/2037	6.850%	5,900,000	6,575,491
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,808,000	1,873,901
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	279,000	260,001
Total			15,997,352
Venezuela 0.6%
Petroleos de Venezuela SA(a),(b)
05/16/2024	0.000%	12,559,928	1,721,331
Venezuela Government International Bond(a),(b)
10/13/2024	0.000%	4,300,000	752,683
Total			2,474,014
Zambia 0.2%
Zambia Government International Bond(a),(h)
06/30/2033	5.750%	817,284	711,799
Total Foreign Government Obligations (Cost $339,301,007)			317,355,867
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2025 (Unaudited)

Money Market Funds 9.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(j),(k)	35,707,253	35,700,112
Total Money Market Funds (Cost $35,700,789)		35,700,112
Total Investments in Securities (Cost $409,955,927)		385,167,616
Other Assets & Liabilities, Net		2,897,385
Net Assets		$388,065,001
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,772,331 EUR	10,244,213 USD	Morgan Stanley	04/11/2025	—	(327,739)
20,742,607 MXN	1,011,972 USD	Morgan Stanley	04/11/2025	—	(370)
Total				—	(328,109)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $220,014,935, which represents 56.70% of total net assets.

(b)	Represents a security in default.
(c)	Represents a security purchased on a when-issued basis.
(d)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(i)	Zero coupon bond.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(k)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	26,479,954	28,424,557	(19,203,722)	(677)	35,700,112	720	330,882	35,707,253
Currency Legend
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

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1QT7006_12_D01_(05/25)